Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Premiums Receivable Net of Allowance for Expected Credit Losses	The following table provides the balance of premiums receivable, net of allowance for expected credit losses, at December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Premiums receivable	256,519	219,487
Less: Allowance for expected credit losses	(11,302)	(9,085)
	245,217	210,402

Schedule of Allowance for Expected Credit Losses	The movement in the allowance for expected credit losses for the years ended December 31, 2023 and 2022 is as follows:
	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Opening balance	9,085	5,804
Change in allowance for expected credit losses	2,372	3,275
Write-offs	(155)	6
Ending balance	11,302	9,085
The movement in the allowance for expected credit losses for the years ended December 31, 2023 and 2022 is as follows:
	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Opening balance	3,954	3,990
Change in allowance for expected credit losses	80	(36)
Ending balance	4,034	3,954

Schedule of Reinsurance Recoverables Net of Allowance for Expected Credit Losses	The following table provides the balance of reinsurance recoverables, net of allowance for expected credit losses, at December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Reinsurance recoverables on unpaid losses	212,610	189,125
Less: Allowance for expected credit losses	(361)	(325)
	212,249	188,800

Reinsurance recoverables on paid losses	14,507	9,241
Less: Allowance for expected credit losses	(3,673)	(3,629)
	10,834	5,612
	223,083	194,412

Schedule of Rated Carriers
% due from carriers rated “A-” or higher by major rating agencies	76%	85%
% due from all other rated carriers	24%	15%
% due from all other carriers with no rating by major rating agencies	-	-
Largest balance due from any one carrier as a % of total shareholders’ equity	8%	7%